UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 05/26/2009


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      47
Form 13F Information Table Value Total:        $93,803


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109      942    69120 SH       DEFINED                 64095        0     5025
Amgen Inc                      COM              031162100     1789    36120 SH       DEFINED                 33245        0     2875
Automatic Data Processing Inc  COM              053015103     4389   124838 SH       DEFINED                118598        0     6240
Avery Dennison Corp            COM              053611109     1779    79646 SH       DEFINED                 73941        0     5705
BP P.L.C. Spons ADR            COM              055622104      678    16908 SH       DEFINED                 16408        0      500
Bristol-Myers Squibb Co        COM              110122108      390    17800 SH       SOLE                    17800        0        0
Capital One Finl Corp          COM              14040H105      432    35305 SH       DEFINED                 31380        0     3925
Carnival Corp                  COM              143658300     1638    75819 SH       DEFINED                 71589        0     4230
Chevron Corp New               COM              166764100      783    11641 SH       DEFINED                  9495        0     2146
Citigroup Inc                  COM              172967101       38    14921 SH       SOLE                    14921        0        0
Delta Air Lines Inc Escrow     COM              2473614AT        0    50000 SH       SOLE                    50000        0        0
Devon Energy Corp              COM              25179M103     2619    58610 SH       DEFINED                 55429        0     3181
Disney Walt Co.                COM              254687106     2160   118941 SH       DEFINED                113866        0     5075
EMC Corporation                COM              268648102     2069   181498 SH       DEFINED                168938        0    12560
Ecolab Inc                     COM              278865100     1991    57335 SH       DEFINED                 54015        0     3320
Electronic Arts                COM              285512109      795    43730 SH       DEFINED                 40565        0     3165
Exxon Mobil Corp               COM              30231G102     3271    48030 SH       DEFINED                 46630        0     1400
FPL Group Inc                  COM              302571104      340     6712 SH       SOLE                     6712        0        0
General Electric Co            COM              369604103     2302   227727 SH       DEFINED                226912        0      815
Hewlett-Packard Co             COM              428236103     3610   112615 SH       DEFINED                106200        0     6415
Intl Business Machines         COM              459200101     5413    55868 SH       DEFINED                 53143        0     2725
JPMorgan Chase & Co            COM              46625H100     1912    71945 SH       DEFINED                 68360        0     3585
Johnson & Johnson              COM              478160104     3982    75696 SH       DEFINED                 72906        0     2790
McDonalds Corp                 COM              580135101      395     7240 SH       SOLE                     7240        0        0
Medtronic Inc                  COM              585055106     1277    43320 SH       DEFINED                 40850        0     2470
Microsoft Corp                 COM              594918104     2764   150479 SH       DEFINED                143489        0     6990
Motorola Inc                   COM              620076109      151    35648 SH       SOLE                    35648        0        0
Nighthawk Radiology Hldgs Inc  COM              65411N105      143    52850 SH       DEFINED                 48265        0     4585
Nordstrom Inc                  COM              655664100     2436   145429 SH       DEFINED                138869        0     6560
Omnicom Group                  COM              681919106     3333   142424 SH       DEFINED                135074        0     7350
Pepsico Inc                    COM              713448108     5130    99649 SH       DEFINED                 95034        0     4615
Pfizer Inc                     COM              717081103      926    67961 SH       DEFINED                 65351        0     2610
Pitney Bowes Inc               COM              724479100      514    22025 SH       SOLE                    22025        0        0
Procter & Gamble Company       COM              742718109     6437   136690 SH       DEFINED                131853        0     4837
Qualcomm Inc.                  COM              747525103      524    13460 SH       SOLE                    13460        0        0
Raytheon Co                    COM              755111507      295     7574 SH       SOLE                     7574        0        0
Sara Lee Corp                  COM              803111103       88    10850 SH       SOLE                    10850        0        0
Schlumberger Limited           COM              806857108     4413   108648 SH       DEFINED                103478        0     5170
Stericycle Inc.                COM              858912108     1889    39585 SH       DEFINED                 37440        0     2145
Swift Energy Co                COM              870738101      383    52518 SH       DEFINED                 48093        0     4425
Teva Pharmaceutical Inds ADR   COM              881624209     3300    73252 SH       DEFINED                 69292        0     3960
Texas Instruments Incorporated COM              882508104      264    16000 SH       SOLE                    16000        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     1847   106044 SH       DEFINED                100557        0     5487
Wal Mart Stores Inc            COM              931142103     7179   137800 SH       DEFINED                131355        0     6445
Walgreen Co.                   COM              931422109     4430   170647 SH       DEFINED                162622        0     8025
Western Union Corp             COM              959802109     1487   118278 SH       DEFINED                110378        0     7900
Wyeth Corp                     COM              983024100      876    20344 SH       SOLE                    20344        0        0